Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000111998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hamlin High Dividend Equity Fund, Institutional Class Shares
C000111999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hamlin High Dividend Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000111998
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%	13.29%	11.31%
Without Sales Load [Member] | C000111999
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%	12.96%	10.94%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Index
Average Annual Return, Percent		15.21%	11.23%	10.84%
Russell 1000 Value Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Value Index (USD) (TR)
Average Annual Return, Percent		15.91%	11.33%	10.53%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Index
Average Annual Return, Percent		15.21%	11.23%	10.84%
Russell 1000 Value Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000 Value Index (USD) (TR)
Average Annual Return, Percent		15.91%	11.33%	10.53%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.